[Transamerica Life Insurance Company Letterhead]
May 3, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Office of Insurance Products
100 F St N.E.
Washington, D.C. 20549-0506

Re:	SecurePath for Life Product Separate Account VA FF Transamerica Life Insurance Company (File No. 333-163878)
Commissioners:
On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent pre-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at
(319) 355-8327.
Sincerely,
/s/ Shane E. Daly
Shane E. Daly
Assistant General Counsel